Tax Expense By Jurisdiction (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Income before income taxes:
Income before income taxes, US	$ 493.7	$ 494.3	$ 423.2
Income before income taxes, Foreign	72.8	62.6	78.9
(Loss) income before income taxes	566.5	556.9	502.1
Current taxation:
Current taxation, US	211.8	186.6	136.9
Current taxation, Foreign	7.1	6.1	11.5
Deferred taxation:
Deferred taxation, US	(22.8)	3.1	26.1
Deferred taxation, Foreign	2.4	1.2	3.2
Total income taxes	$ 198.5	$ 197.0	$ 177.7